STATEMENT OF SIGNIFICANT ACCOUNTING POLICIES, Property, Plant and Equipment (Details)	12 Months Ended
	Jun. 30, 2019 Unit Miner	Jun. 30, 2018	Jun. 30, 2017
Land and Buildings [Member]
Major depreciation and amortisation periods are [Abstract]
Depreciation and amortisation period	25 years	25 years	25 years
Plant and Equipment [Member] | Bottom of Range [Member]
Major depreciation and amortisation periods are [Abstract]
Depreciation and amortisation period	2 years	2 years	2 years
Plant and Equipment [Member] | Top of Range [Member]
Major depreciation and amortisation periods are [Abstract]
Depreciation and amortisation period	20 years	10 years	10 years
Mining Development Properties [Member]
Major depreciation and amortisation periods are [Abstract]
Depreciation method	Unit of production	Unit of production	Unit of production
Mining Development Properties [Member] | Poplar Grove Mine [Member]
Major depreciation and amortisation periods are [Abstract]
Number of mining units | Unit	3
Number of continuous miners within each mining unit | Miner	2